BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Borrowings
The principal balances of outstanding borrowings under lines of credit with banks and financial institutions were as follows:

	As of December 31,
	2023	2022
HSBC Bank - Syndicated loan (United States)	155,980	—
BPIfrance Financement (France)	3,079	—
Liga Nacional de Fútbol Profesional (Spain)	—	1,938
Centro para el Desarrollo Tecnológico Industrial (Spain)	—	894
BBVA (Mexico)	—	760
Banco Desio (Italia)	—	15
Others	48	92
TOTAL	159,107	3,699

Such balances were included as current and non-current borrowings in the consolidated statement of financial position as follows:

	As of December 31,
	2023	2022
Current
Bank loans	156,914	812
Other loans	2	2,026
Sub-Total	156,916	2,838
Non-current
Bank loans	2,191	55
Other loans	—	806
Sub-Total	2,191	861
TOTAL	159,107	3,699
Movements in borrowings are analyzed as follows:

	As of December 31,
	2023	2022	2021

Balance at the beginning of year	3,699	12,240	25,968
Borrowings related to business combination (note 26.2) (1) (4)	30,695	3,010	2,538
Proceeds from new borrowings (2) (5)	395,621	—	13,500
Payment of borrowings (3) (5)	(275,889)	(10,760)	(30,216)
Accrued interest (4)	4,106	2,491	915
Foreign exchange (4)	—	(3,127)	(375)
Translation (4)	875	(155)	(90)
TOTAL	159,107	3,699	12,240

(1) Relates to a line of credit granted by J.P.Morgan Chase & Co in USD to Experience IT and lines of credit granted by BPIfrance Financement and BNP Paribas in EUR to Pentalog with maturities between December 2026 and May 2028; and a loan granted by Python Midco S.a.r.l on December 10, 2020. As of December 31, 2023, these borrowings do not have any covenants.
(2)    During the year ended December 31, 2023, Globant LLC borrowed 395,000, under the Amended and Restated Credit Agreement with HSBC Bank USA, this loan will mature on May 30, 2028; according to the conditions agreed in the Fourth Amended and Restated Credit Credit Agreement on May 31, 2023.

(3) During the year ended December 31, 2023, the main payments were 243,344 by Globant LLC related to the principal amount and interests of the Amended and Restated Credit Agreement with HSBC Bank USA, 18,359 by Globant España related to the principal and interests of the loan owed by Python Bidco to Python Midco S.a.r.l, 6,225 by Pentalog related to the remaining principal amount and interest of BNP Paribas, 2,588 by Experience IT related to the remaining principal amount and interest of J.P.Morgan Chase & Co and 1,969 by Sports Reinvention Entertainment Group S.L to Liga Nacional de Fútbol Profesional related to the principal amount and interests. During the year ended December 31, 2022 , the main payments were 9,030 by Sistemas Globales, S.A to Banco Santander related to the principal amount and interests, and Hybrido Worldwide S.L. paid 808 related to the remaining principal amount and interests of the Banco Santander loan between January 3rd and May 23.

(4) Non-cash transactions.
(5) Cash transactions.